Nicholas Fund Inc
NICHOLAS FUND INC SUMMARY
Investment Objective
The Fund strives to increase the value of your investment over the long-term ("long-term growth").
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Nicholas Fund Inc
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	15.00
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Nicholas Fund Inc
Management Fees		0.66%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses	[1]	0.13%
Total Annual Fund Operating Expenses	[2]	0.89%
[1]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the "Ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Nicholas Fund Inc	91	284	493	1,096

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.10% of the average value of the portfolio.

Principal Investment Strategies

     To pursue the Fund's investment objective of long-term growth, it primarily invests in common stocks of domestic small, medium- and large-sized companies believed to have growth potential. The Fund believes a company's annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company's size. In distinguishing company size in terms of sales volume, the Fund considers a company's sales volume relative to peer companies in the company's industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as "small," between $2 billion and $10 billion as "medium" and greater than $10 billion as "large." The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund's investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. It is anticipated that a major portion of the Fund's portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Principal Risks of Investing

     As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund's investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund's investments go down, you may lose money.

The principal risks of investing in the Fund are:

  Market Risk – Market risk involves the possibility that the value of the Fund's investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.

  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Although the Fund will invest most of its assets in the securities of medium- and large- sized companies, the Fund may face additional risks due to its investments in small-sized companies. Securities of small- to medium-sized companies often fluctuate in price more than common stocks of larger companies.

  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.

     Since there are risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

Performance

     The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund's total return for the last ten calendar years(1). Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

[1]	The Fund's fiscal year end is March 31. The Fund's calendar year-to-date return (six months) as of June 30, 2011 was 8.19%.

     For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 21.93% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.15% (for the quarter ended December 31, 2008).

     This next table shows how the Fund's average annual total returns for the one, five and ten year periods ending on December 31, 2010 (the Fund's most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the Fund's average annual total returns after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -	One Year	Five Year	Ten Year
Nicholas Fund Inc	20.95%	4.31%	2.70%
Nicholas Fund Inc Return After Taxes on Distributions	19.38%	2.89%	1.81%
Nicholas Fund Inc Return After Taxes on Distributions and Sale of Fund Shares	15.41%	3.56%	2.21%
Nicholas Fund Inc S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Of course, the Fund's past performance (before and after taxes) is no guarantee of its future returns.